Pensions and other post-employment benefits - Summary of Pension and Other Post-employment Costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Defined benefit schemes	£ 170	£ 218	£ 227
Defined contribution pension schemes	130	150	129
Pension and other post-employment costs	300	368	356
Cost of sales
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Defined benefit schemes	69	87	94
Selling, general and administration
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Defined benefit schemes	69	92	91
Research and Development
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Defined benefit schemes	32	39	42
Funded defined benefit/hybrid pension schemes | Funded
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Defined benefit schemes	83	132	134
Unfunded defined benefit pension schemes | Unfunded
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Defined benefit schemes	27	29	35
Unfunded post-retirement healthcare schemes | Unfunded
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Defined benefit schemes	60	57	58
UK pension schemes
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Pension and other post-employment costs	83	120	96
US pension schemes
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Pension and other post-employment costs	27	40	56
Other overseas pension schemes
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Pension and other post-employment costs	130	151	146
Unfunded post-retirement healthcare schemes
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Pension and other post-employment costs	£ 60	£ 57	£ 58